Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the three and six months ended June 30, 2021 and 2020, the management services revenues and bareboat revenues from our related parties consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Management Services Revenue - Perfomex	1.9	3.7	4.1	5.7
Management Services Revenue - Perfomex II	1.2	1.5	2.3	3.6
Management Services Revenue - Opex	—	0.2	—	0.8
Bareboat Revenue - Perfomex	2.2	5.9	(1.6)	12.0
Bareboat Revenue - Perfomex II	0.1	1.0	1.6	1
Total	5.4	12.3	6.4	23.1
For the three and six months ended June 30, 2021 and 2020, funding provided to and (received from) our joint ventures consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Perfomex	0.8	3.6	(2.5)	9.6
Perfomex II	0.8	2.3	1.0	5.1
Opex	—	1.9	—	1.9
Akal	—	0.6	—	0.6
Total	1.6	8.4	(1.5)	17.2
As at June 30, 2021 and December 31, 2020, due from related parties balances with our joint ventures consisted of the following:

	June 30, 2021	December 31, 2020
(in $ millions)
Perfomex	19.0	25.9
Perfomex II	9.5	7.1
Opex	1.7	1.9
Total	30.2	34.9
Revenue / (expenses): The transactions with other related parties for the three and six months ended June 30, 2021 and 2020 consisted of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Magni Partners Limited (1)	—	(0.5)	(0.4)	(0.5)
Golar LNG Limited (2)	(0.1)	—	(0.2)	—
Schlumberger Limited (3)	—	(2.4)	—	(4.3)
Total	(0.1)	(2.9)	(0.6)	(4.8)

(1) Magni Partners Limited ("Magni") is party to a Corporate Services Agreement with the Company pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Deputy Chairman of our Board, is the sole owner of Magni.

(2) Golar LNG Limited ("Golar LNG") is party to a Management Services and Administrative Agreement with the Company pursuant to which it provides services from Golar LNG's Bermuda Corporate Office. Mr. Tor Olav Trøim, the Deputy Chairman of our Board, is the Chairman of the Board of Golar LNG.

(3) Schlumberger Limited ("Schlumberger") is one of our larger shareholders, holding 5.5% at June 30, 2021. Until his appointment as our Chief Executive Officer, Patrick Schorn, formerly Executive Vice President of Wells at Schlumberger Limited, was a Director on our Board. Following the resignation of Patrick Schorn from Schlumberger on August 31, 2020, Schlumberger ceased to be a related party. We have presented in the table above the expenses incurred for the three and six months ended June 30, 2020 as during this period Schlumberger was considered a related party.
Payables: The balances with other related parties as of June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2021
(In $ millions)
Golar LNG (2)	(0.1)	—